Offerings	Nov. 25, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock par value $0.001 per share
Amount Registered | shares	109,890,110
Proposed Maximum Offering Price per Unit | $ / shares	2.73
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430
Offering Note	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $2.73 per share, which is the average of the high and low prices of the registrant’s common stock on November 10, 2025 on The Nasdaq Stock Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.19
Maximum Aggregate Offering Price	$ 2,190,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 302.43
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The price per share is based upon the exercise price of two dollars and nineteen cents ($2.19) per share of Common Stock under the terms of the Amended and Restated Loan Agreement, dated as of August 8, 2023, by and between Lottery.com Inc. and United Capital Investments London Limited.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock par value $0.001 per share
Amount Registered | shares	68,214
Proposed Maximum Offering Price per Unit | $ / shares	12.40
Maximum Aggregate Offering Price	$ 845,853
Fee Rate	0.01381%
Amount of Registration Fee	$ 116.81
Offering Note	Calculated by number of outstanding warrants by the exercise price of $12.40 those warrants held by certain Selling Shareholders.